Dividends	12 Months Ended
Dec. 31, 2025
Dividends
Dividends

20. Dividends

The 2024 final dividend and non-recurring special dividend, declared during the year ended December 31, 2025, amounted to approximately RMB546.8 million which were paid as of December 31, 2025.

The board of directors of the Company recommended (i) a final dividend of RMB306.0 million (US$43.8 million) in respect of the year ended December 31, 2025, and (ii) a special dividend of RMB306.0 million(US$43.8 million), with an aggregate amount of the final dividend and special dividend of approximately RMB612.0 million (US$87.6 million). This recommendation is subject to the approval by the Company’s shareholders respectively at the forthcoming annual general meeting to be held on or around June 11, 2026.

Based on the number of issued Shares as of the date of this report, if declared and paid, (i) a final dividend will amount to RMB0.933 per share (tax inclusive) in respect of the year ended December 31, 2025, and (ii) the special dividend will amount to RMB0.933 per share (tax inclusive), both subject to adjustment to the number of Shares of the Company entitled to dividend distribution as of the record date for dividend distribution.